CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Parenthetical - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accumulated depreciation and amortization	$ 50,116,238	$ 46,347,589
Preferred stock, par value (in dollars per share)	$ 100	$ 100
Preferred stock, shares authorized (in shares)	6,000	6,000
Preferred stock, shares outstanding (in shares)	0	0
Common stock, shares outstanding (in shares)	170,000	170,000
Voting Common Stock
Common stock, par value (in dollars per share)	$ 100	$ 100
Common stock, shares authorized (in shares)	2,000	2,000
Common stock, shares outstanding (in shares)	1,700	1,700
Nonvoting Common Stock
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	198,000	198,000
Common stock, shares outstanding (in shares)	168,300	168,300